Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 378,913	$ 384,343	$ 746,581	$ 761,767
Total long lived assets		37,236		37,236		$ 48,025
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		378,383	383,862	745,909	760,780
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		1,166		1,166		5,068
United Kingdom | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		4,194	13,475	13,437	27,203
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		9,977		9,977		11,416
United States of America | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		182,715	174,857	366,029	334,680
Germany | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		26,485	34,904	52,577	71,683
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets	[1]	4,248		4,248		4,962
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	[2]	164,989	$ 160,626	313,866	$ 327,214
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		5,480		5,480		6,455
Bulgaria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		8,726		8,726		11,442
Austria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		$ 7,639		$ 7,639		$ 8,682

[1]	No single country included in the “All other countries” category comprised more than 10% of total long-lived assets
[2]	No single country included in the “All other countries” category generated more than 10% of total revenue.